Transactions with Related Persons (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 18, 2022	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Sierchio Law L L P [Member]
Related Party Transaction [Line Items]
Fees for legal services and expense reimbursement		$ 78,663	$ 58,049	$ 203,098	$ 145,549
Due to related party payable		81,163		$ 81,163		$ 17,083
Legal services due to related party		78,663				14,583
Board fee due to related party		$ 2,500				2,500
VAMI [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Share based compensation monthly	$ 34,167
Cash compensation expense						0	$ 524,505
Satterlee Stephens LLP [Member]
Related Party Transaction [Line Items]
Legal services due to related party						189,299	$ 175,000
Sierchio Law [Member]
Related Party Transaction [Line Items]
Due to related party payable						17,083
Legal services due to related party						14,583
Board fee due to related party						$ 2,500